ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)		1 Months Ended		5 Months Ended
	Mar. 18, 2021 $ / shares shares	Sep. 30, 2023 $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2022	Dec. 31, 2023 shares	Dec. 31, 2021 shares	Jul. 15, 2021 shares
Class of Stock [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Successor
Stock split conversion ratio			2
Number of shares called by each warrant (in shares)					1
Common shares issued (in shares)			4,000,000			8,000,002	4,000,000
IPO
Class of Stock [Line Items]
Issued (in shares)	34,500,000
Price per unit (in dollars per share) | $ / shares	$ 10.00
Class A Ordinary Shares
Class of Stock [Line Items]
Issued (in shares)		14,000,000
Price per unit (in dollars per share) | $ / shares		$ 5.00
Common shares issued (in shares)					101,228,857
Ordinary Shares | Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit (in shares)	1
Number of shares called by each warrant (in shares)	1
Warrants | IPO
Class of Stock [Line Items]
Number of shares in each IPO unit (in shares)	0.3333